UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-10319
USA MUTUALS
(Exact name of registrant as specified in charter)
700 N. Pearl Street, Suite 900
Dallas, TX 75201
(Address of principal executive offices) (Zip code)
Eric Lansky
700 N. Pearl Street, Suite 900
Dallas, TX 75201
(Name and address of agent for service)
(214) 953-0066
Registrant’s telephone number, including area code
Date of fiscal year end: March 31, 2009
Date of reporting period: September 30, 2008

Item 1.	Reports to Stockholders.

Semi-Annual Report
September 30, 2008

Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas 75201
Phone: 1-866-264-8783
Web:  www.genwavefund.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

PORTFOLIO OF INVESTMENTS	9

STATEMENT OF ASSETS AND LIABILITIES	12

STATEMENT OF OPERATIONS	13

STATEMENTS OF CHANGES IN NET ASSETS	14

FINANCIAL HIGHLIGHTS	15

NOTES TO FINANCIAL STATEMENTS	16

2

LETTER TO SHAREHOLDERS

September 30, 2008

Dear Valued Shareholders,

The Generation Wave Growth Fund was designed to invest in sectors of the market that most likely will be impacted by the spending habits of the massive Baby Boomer population, including health care, technology and financial services.

As people progress through their lives, both their incomes and expenditures tend to increase until about age 48, after which both begin to decline. Spending, which is substantially more in a person’s later years, though, is health care; in fact, health care expenditures accelerate as people age. Financial companies, too, have historically been a focus of the Fund because the banks have helped to finance this rising expenditure pattern, particularly for housing.

The baby boom generation is now moving out of its primary spending phase and into its saving and retirement years. We believe this will create a slow economy with one glaring exception: health care, which we believe presents great long-term opportunities.

Our portfolio of various ETFs representing a mix of global markets, asset classes, sectors and investment styles offers an investor a single, broadly diversified fund that could be used as a core holding.

Needless to say, the impact of the aging Baby Boomer population is a long-term trend. The sectors that may stand to gain the most from this enormous demographic shift will not go up every single quarter or year, as there are many other shorter term influences at work. But over the long haul, the spending patterns of this enormous generation should create great opportunities for investors. We have a long-term perspective.

Remember that, as a shareholder, you can electronically invest into your account on a monthly basis through your checking or savings account via an ACH. For more information please call our shareholder service department at (866) 264-8783. As always your suggestions for additional improvements are welcome and can be submitted via e-mail at our website.

Please remember that detailed Fund information including holdings and performance, updated monthly, are always available at www.genwavefunds.com.

Thank you for being a valued shareholder of the Generation Wave Growth Fund. We look forward to riding the demographic trends together over the coming years.

Charles L. Norton, CFA	Allen R. Gillespie, CFA
Portfolio Manager	Portfolio Manager

3

Past performance does not guarantee future results.

Opinions expressed are those of Mutuals Advisors, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Because the Fund is a “fund of funds”, your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Please refer to the prospectus for more information about the Fund, including risks, fees and expenses. The Fund also invests in ETFs. They are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares. The Fund may also invest in foreign securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.

Automatic Investment Plans do not assure a profit and do not protect against a loss in declining markets

Quasar Distributors, LLC, Distributor (12/08)

4

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other Fund expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Fund within 60 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/01/08 – 9/30/08).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

EXPENSE EXAMPLE (Continued)

	Generation Wave Growth Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2008 -
	April 1, 2008	September 30, 2008	September 30, 2008*
Actual	$1,000.00	$867.40	$7.02
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

6

INVESTMENT HIGHLIGHTS

The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalizations. The mutual funds in which the Fund invests will be selected from the suitable pool of funds selected by the sub advisor after applying a combination of objective and subjective criteria to mutual funds available on the market.

The Fund will typically invest in equity funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund may at times add fixed-income funds to the allocation. The Fund’s sector breakdown at September 30, 2008 is shown below.

Sector Breakdown % Total Investments

Total Returns as of September 30, 2008

	Generation Wave
Average Total Return	Growth Fund	S&P 500 Index
Six months	(13.26)%	(10.87)%

One year	(23.51)%	(21.98)%

Three year average annual	(2.25)%	0.22%

Five year average annual	3.94%	5.16%

Average annual since Inception 6/21/01	1.41%	0.99%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. In the absence of the existing fee waiver, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

7

INVESTMENT HIGHLIGHTS (Continued)

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

This chart assumes an initial gross investment of $10,000 made on June 21, 2001 (the commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

8

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)	Ticker Symbol: GWGFX

COMMON STOCKS 13.7%	Shares	Market Value

Energy 1.6%
First Solar, Inc.*	2,400	$453,384

Financials 2.9%
Citigroup Inc.	13,500	276,885
E*Trade Financial Corp.*	100,000	280,000
optionsXpress Holdings Inc.	14,500	281,590

		838,475

Health Care 8.0%
Eli Lilly and Co.	14,500	638,435
Hologic, Inc.*	16,000	309,280
Medco Health Solutions, Inc.*	8,500	382,500
OSI Pharmaceuticals, Inc.*	10,000	492,900
Tenet Healthcare Corp.*	85,000	471,750

		2,294,865

Telecommunications 1.2%
AT&T Inc.	12,000	335,040

Total Common Stocks (Cost $4,931,109)		3,921,764

DOMESTIC BOND FUNDS 8.9%
iShares Lehman MBS Fixed-Rate Bond Fund	15,000	1,531,650
iShares Lehman US Treasury Inflation Protected Securities Fund	10,000	1,013,000

Total Domestic Bond Funds (Cost $2,550,094)		2,544,650

DOMESTIC INDEX FUNDS 22.2%
iShares Russell 1000 Growth Index Fund	60,000	2,913,000
PowerShares FTSE RAFI US 1000 Portfolio	36,000	1,633,680
Rydex S&P 500 Pure Growth ETF	61,300	1,823,675

Total Domestic Index Funds (Cost $7,688,709)		6,370,355

INTERNATIONAL INDEX FUNDS 22.3%
iShares MSCI EAFE Growth Index Fund	30,000	1,698,300
iShares MSCI EAFE Index Fund	7,000	394,100
iShares MSCI Emerging Markets Index Fund	60,000	2,071,800
iShares MSCI Taiwan Index Fund	85,000	915,450
Wisdomtree Japan SmallCap Dividend Fund	35,000	1,341,550

Total International Index Funds (Cost $8,620,840)		6,421,200

The accompanying notes are an integral part of these financial statements.

9

PORTFOLIO OF INVESTMENTS (Continued)

SECTOR FUNDS 21.8%	Shares	Market Value

Energy 10.6%
Oil Services HOLDRs Trust	10,000	$1,467,000
SPDR S&P Oil and Gas Exploration and Production ETF	35,000	1,571,850

		3,038,850

Financials 2.5%
PowerShares FTSE RAFI Financial Sector Portfolio*	24,707	730,833

Health Care 3.2%
PowerShares Dynamic Healthcare Sector Portfolio*	36,000	904,320

Technology 5.5%
Technology Select Sector SPDR Fund	80,000	1,588,000

Total Sector Funds (Cost $7,574,383)		6,262,003

	Principal
VARIABLE RATE DEMAND NOTES 9.2%(1)	Amount

American Family Financial Services, 4.943%	$1,325,627	1,325,627
Wisconsin Corporate Central Credit Union, 4.990%	1,325,326	1,325,326

Total Variable Rate Demand Notes (Cost $2,650,953)		2,650,953

Total Investments 98.1% (Cost $34,016,088)		28,170,925
Other Assets in Excess of Liabilities 1.9%		567,094

TOTAL NET ASSETS 100.0%		$28,738,019

(1)	Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed is as of September 30, 2008.

*	Non Income Producing

The accompanying notes are an integral part of these financial statements.

10

PORTFOLIO OF INVESTMENTS (Continued)

FAS 157 – Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective April 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

		Other
	Investments in	Financial
Description	Securities	Instruments

Level 1 - Quoted prices	$25,519,972	$-
Level 2 - Other significant observable inputs	2,650,953	-
Level 3 - Significant unobservable inputs	-	-
Total	$28,170,925	$-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of these financial statements.

11

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2008 (Unaudited)

ASSETS
Investments, at value (cost $34,016,088)	$28,170,925
Cash	642,380
Income receivable	13,118
Other assets	15,567

TOTAL ASSETS	28,841,990

LIABILITIES
Payable to affiliates	46,873
Payable to Advisor	13,311
Payable for capital shares redeemed	6,525
Accrued expenses and other liabilities	37,262

TOTAL LIABILITIES	103,971

NET ASSETS	$28,738,019

Net assets consist of:
Paid-in capital	$29,808,206
Undistributed net investment income	76,804
Undistributed net realized gain	4,698,172
Net unrealized appreciation on investments	(5,845,163)

NET ASSETS	$28,738,019

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	3,353,147

Net asset value, redemption price and offering price per share	$8.57

The accompanying notes are an integral part of these financial statements.

12

FINANCIAL STATEMENTS

Statement of Operations
For the Six Months Ended September 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividend income	$316,156
Interest income	22,415

TOTAL INVESTMENT INCOME	338,571

EXPENSES
Advisory fees (Note 3)	165,786
Administration fees (Note 3)	33,354
Transfer agent fees and expenses	28,491
Audit fees	18,993
Legal fees	15,659
Federal and state registration fees	12,713
Fund accounting fees	8,487
Chief compliance officer fees and expenses (Note 3)	7,972
Trustees’ fees and related expenses	7,215
Reports to shareholders	5,244
Custody fees	1,992
Other expenses	6,661

TOTAL EXPENSES BEFORE INTEREST EXPENSE	312,567
Interest expense (Note 6)	217

TOTAL EXPENSES	312,784
Less waivers by Advisor (Note 3)	(51,017)

NET EXPENSES	261,767

NET INVESTMENT INCOME	76,804

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transactions	(767,779)
Change in net unrealized appreciation/depreciation on investments	(3,723,779)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,491,558)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(4,414,754)

The accompanying notes are an integral part of these financial statements.

13

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2008	Year Ended
	(Unaudited)	March 31, 2008

FROM OPERATIONS
Net investment income	$76,804	$315,883
Net realized gain (loss) from security transactions	(767,779)	5,329,617
Capital gain distributions from other investment companies	—	1,493,026
Change in net unrealized appreciation/depreciation on investments	(3,723,779)	(9,828,045)

Net decrease in net assets from operations	(4,414,754)	(2,689,519)

FROM DISTRIBUTIONS
Net investment income	—	(627,074)
Net realized gain on investments	—	(6,264,988)

Net decrease in net assets resulting from distributions paid	—	(6,892,062)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	431,035	2,846,408
Net asset value of shares issued in reinvestment of distributions to shareholders	—	6,831,552
Payments for shares redeemed(1)	(3,761,326)	(13,144,807)

Net decrease in net assets from capital share transactions	(3,330,291)	(3,466,847)

TOTAL DECREASE IN NET ASSETS	(7,745,045)	(13,048,428)

NET ASSETS
Beginning of period	36,483,064	49,531,492

End of period	$28,738,019	$36,483,064

UNDISTRIBUTED NET INVESTMENT INCOME	$76,804	$—

(1)	Net of redemption fees of $31 for the six months ended September 30, 2008 and $829 for the year ended March 31, 2008.

The accompanying notes are an integral part of these financial statements.

14

FINANCIAL STATEMENTS

Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Year

	Six Months
	Ended		Year	Year	Year	Year		Year
	September 30,		Ended	Ended	Ended	Ended		Ended
	2008		March 31,	March 31,	March 31,	March 31,		March 31,
	(Unaudited)		2008	2007	2006	2005		2004

Net Asset Value, Beginning of Year	$9.88		$12.74	$12.72	$10.80	$10.40		$7.06

Income (loss) from investment operations:
Net investment income (loss)(1)	0.02		0.10	0.14 (2)	0.03	0.03		(0.06)
Net realized and unrealized gain (loss) on investments	(1.33)		(0.88)	0.70	1.92	0.37		3.40

Total from investment operations	(1.31)		(0.78)	0.84	1.95	0.40		3.34

Less distributions paid:
From net investment income	—		(0.19)	(0.18)	(0.03)	—		—
From net realized gain on investments	—		(1.89)	(0.64)	—	—		—

Total distributions paid	—		(2.08)	(0.82)	(0.03)	—		—

Paid-in capital from redemption fees (Note 2)	—	(3)	— (3)	— (3)	— (3)	—	(3)	—	(3)

Net Asset Value, End of Year	$8.57		$9.88	$12.74	$12.72	$10.80		$10.40

Total Return	(13.26)%	(6)	(7.39)%	6.67%	18.13%	3.85%		47.31%
Supplemental Data and Ratios:
Net assets at end of year (000’s)	$28,738		$36,483	$49,531	$56,013	$31,446		$37,586
Ratio of expenses to average net assets(4)(5)	1.50%	(7)	1.50%	1.50%	1.50%	1.50%		1.50%
Ratio of net investment income (loss) to average net assets(4)(5)	0.44%	(7)	0.69%	0.99%	0.30%	0.26%		(0.59)%
Portfolio turnover rate	24.18%		67.29%	53.00%	6.60%	39.78%		1.66%

(1)	Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(2)	Per share net investment income was calculated prior to tax adjustments.

(3)	Less than one cent per share.

(4)	Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 1.79%, 1.58%, 1.61%, 1.77%, 1.90% and 1.89% and the ratio of net investment income (loss) to average net assets would have been 0.15%, 0.61%, 0.88%, 0.03%, (0.14)% and (0.98)% for the periods ended September 30, 2008, March 31, 2008, March 31, 2007, March 31, 2006, March 31, 2005 and March 31, 2004 respectively.

(5)	Does not include expenses of investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

15

NOTES TO FINANCIAL STATEMENTS
September 30, 2008

(1)	Organization
USA MUTUALS (the “Trust”) was organized as a Delaware business trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Generation Wave Growth Fund (the “Fund”), represents a distinct portfolio with its own investment objectives and policies within the Trust. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective and commenced operations on June 21, 2001.

(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation
The assets of the Fund consist primarily, if not exclusively, of shares of underlying mutual funds, which are valued at their respective Net Asset Values (“NAVs”). Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest bid prices. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds’ board of trustees/directors. The NAV of the Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests. When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Fund’s Board of Trustees. When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands

16

NOTES TO FINANCIAL STATEMENTS (Continued)

disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Fund has adopted SFAS No. 157 effective April 1, 2008. Management has determined that SFAS No. 157 had no material impact on the Fund’s financial statements.

(b) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”), on September 29, 2007. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of September 30, 2008, FIN 48 did not result in an impact to the Fund’s financial statements. As of September 30, 2008, open tax years include the tax years ended March 31, 2005 through 2008. The Fund has no examination in progress.

(c) Recent Accounting Pronouncements
In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

(d) Distributions to Shareholders
The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-

17

NOTES TO FINANCIAL STATEMENTS (Continued)

dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the six months ended September 30, 2008 and the year ended March 31, 2008 were as follows:

	Six Months Ended	Year Ended
	September 30, 2008	March 31, 2008

Ordinary income	$—	$1,054,657
Long-term capital gains	$—	$5,837,405

The Fund designated as a long-term capital dividend, pursuant to the Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2008.

As of March 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$36,787,407

Gross tax unrealized appreciation	$619,297
Gross tax unrealized depreciation	(2,740,681)

Net tax unrealized appreciation	(2,121,384)

Undistributed ordinary income	—
Undistributed long-term capital gain	5,465,951

Total distributable earnings	5,465,951

Other accumulated losses	—

Total accumulated earnings	$3,344,567

(e) Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Share Valuation
The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund

18

NOTES TO FINANCIAL STATEMENTS (Continued)

charges a 1.00% redemption fee on shares held less than 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

(g) Other
Investment transactions are accounted for on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(h) Reclassifications of Capital Accounts
Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. These reclassifications have no effect on net assets or net asset value per share.

(3) Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with Mutuals Advisors, Inc. (the “Advisor”), formerly known as MUTUALS.com, Inc., with whom an officer of the Trust is affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.95% of the Fund’s average daily net assets. For the six month ended September 30, 2008, the Fund incurred $165,786 in advisory fees.

The Advisor has agreed to waive, through July 31, 2018, its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.50% of the Fund’s average daily net assets. For the six months ended September 30, 2008, expenses of $51,017 were waived by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2009	$125,546
2010	$58,767
2011	$37,772
2012	$51,017

19

NOTES TO FINANCIAL STATEMENTS (Continued)

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. For the six months ended September 30, 2008, the Fund incurred $33,354 in administration fees.

The Fund paid the Chief Compliance Officer $7,972 for the six months ended September 30, 2008.

(4) Capital Share Transactions
Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	September 30, 2008	March 31, 2008

Beginning shares	3,691,004	3,886,858
Shares sold	43,506	224,173
Shares issued to holders in reinvestment of distributions	—	636,678
Shares redeemed	(381,363)	(1,056,705)

Net decrease	(337,857)	(195,854)

Ending shares	3,353,147	3,691,004

(5) Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended September 30, 2008 were $7,782,011 and $8,833,444, respectively. There were no purchases or sales of U.S. government securities for the Fund.

(6) Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a Loan and Security Agreement for the Fund dated October 1, 2004 for the purpose of purchasing portfolio securities. The interest rate on the outstanding principal amount was the Bank’s Prime Rate (weighted average rate of 5.00% for the six months ended September 30, 2008). During the six months ended September 30, 2008, the Fund had an outstanding average daily balance of $9,888 and the maximum amount outstanding during the period was $208,900. Interest expense amounted to $217 for the Fund for the six months ended September 30, 2008. At September 30, 2008 there was no loan payable balance for the Fund.

20

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s, sub-advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor, sub-advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has adopted proxy voting policies and procedures that delegate to Mutuals Advisors, Inc., the Fund’s investment advisor (the “Advisor”), the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

USA MUTUALS

Generation Wave Growth Fund

Investment Advisor	Mutuals Advisors, Inc. Plaza of the Americas 700 North Pearl Street, Suite 900 Dallas, Texas 75201

Subadvisor	GNI Capital, Inc. 124 Verdae Blvd, Suite 504 Greenville, South Carolina 29607

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Semi-Annual Report
September 30, 2008

Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas 75201
Phone: 1-866-264-8783
Web:  www.VICEFUND.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

PORTFOLIO OF INVESTMENTS	9

SCHEDULE OF SECURITIES SOLD SHORT	12

SCHEDULE OF OPTIONS WRITTEN	13

STATEMENT OF ASSETS AND LIABILITIES	14

STATEMENT OF OPERATIONS	15

STATEMENTS OF CHANGES IN NET ASSETS	16

FINANCIAL HIGHLIGHTS	17

NOTES TO FINANCIAL STATEMENTS	18

LETTER TO SHAREHOLDERS

September 30, 2008

Dear Valued Shareholders,

It’s been a full year now since rising mortgage defaults sparked a global wildfire in financial markets that’s still burning, accelerated by the excessive leverage built up in the system. Major companies have gone bankrupt while others required a government rescue. More failures are a real possibility as the credit markets remain paralyzed. These are historic times.

When the world delevers all at once, everything gets sold. Even stocks within the Vice Fund’s areas of focus – which have historically been a beacon of strength during unstable times – have been affected.

But, while many of the stocks we focus on at the Vice Fund have been a culprit of panic, distressed selling, the operating performance across many of our companies is still strong. Therein lies the opportunity.

For example, the leading international tobacco company sold more cigarettes in the first nine months of 2008 than it did over the same time last year. Beer and spirits volumes, too, are up in many regions. The fact is, demand for tobacco products and beverages is proving to be rather resilient, even in this dreadful macroeconomic environment. We believe the defense budget is still likely to increase. Gaming has been more affected than the other sectors, as consumers have tightened their discretionary spending and the casino operators are choking on their highly leveraged balanced sheets.

Historically, in periods characterized by relatively unexciting equity returns and a tepid economy, the industries that the Fund focuses on have tended to shine. While the Fund has struggled a bit this year along with the broader market, we continue to believe that the Fund is well positioned.

Thank you for entrusting us with the management of your investment in the Vice Fund. It is truly a privilege to manage the Fund on your behalf.

Regards,

Charles L. Norton, CFA	Allen R. Gillespie, CFA
Portfolio Manager	Portfolio Manager

Past performance does not guarantee future results.

Opinions expressed are those of Mutuals Advisors, Inc. and GNI Capital, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Mutual funds with a narrow investment focus are subject to greater price fluctuations than funds with broader investment choices. The Vice Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Quasar Distributors, LLC, Distributor (12/08)

                 EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other Fund expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Fund within 60 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/08 – 9/30/08).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total

                 EXPENSE EXAMPLE (Continued)

costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Vice Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2008 -
	April 1, 2008	September 30, 2008	September 30, 2008*

Actual**	$1,000.00	$806.50	$8.63
Hypothetical (5% return before expenses)***	$1,000.00	$1,015.49	$9.65

*	Expenses are equal to the Fund’s annualized expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
**	Excluding dividends on short positions, your actual cost of investment in the Fund would be $7.93.
***	Excluding dividends on short positions, your hypothetical cost of investment in the Fund would be $8.85.

                 INVESTMENT HIGHLIGHTS

Sector Breakdown % Total Investments

Total Returns as of September 30, 2008

Average Total Return	Vice Fund	S&P 500 Index
Six months	(19.35)%	(10.87)%

One year	(28.40)%	(21.98)%

Three year average annual	2.49%	0.22%

Five year average annual	9.98%	5.16%

Average annual since Inception 8/30/02	9.87%	6.01%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. In the absence of the existing fee waiver, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

                 INVESTMENT HIGHLIGHTS (Continued)

The Fund imposes a 1.00% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

This chart assumes an initial gross investment of $10,000 made on August 30, 2002 (the commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

                 PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)	Ticker Symbol: VICEX

COMMON STOCKS 97.0%	Shares	Market Value

Aerospace & Defense 26.9%
The Boeing Co.	117,500	$6,738,625
General Dynamics Corp.(2)	52,500	3,865,050
Lockheed Martin Corp.(2)	75,000	8,225,250
Northrop Grumman Corp.	52,000	3,148,080
Raytheon Co.	131,000	7,009,810
Spirit AeroSystems Holdings Inc. – Class A*	262,500	4,218,375

		33,205,190

Alcoholic Beverages 23.8%
Carlsberg A/S †	50,000	3,754,717
Diageo plc, ADR †	142,500	9,812,550
Heineken NV †	30,000	1,197,120
InBev NV †	45,000	2,650,282
Pernod Ricard SA †	79,000	6,870,919
SABMiller plc †	262,500	5,068,180

		29,353,768

Casinos, Gambling & Lotteries 15.0%
International Game Technology	230,000	3,951,400
Las Vegas Sands Corp.*	85,000	3,069,350
WMS Industries Inc.*	215,000	6,572,550
Wynn Resorts, Ltd.	60,000	4,898,400

		18,491,700

Tobacco 31.3%
Altria Group, Inc.	195,000	3,868,800
British American Tobacco PLC., ADR †	110,000	6,820,000
Imperial Tobacco Group plc, ADR †	47,500	3,042,883
Lorillard, Inc.*(2)	150,000	10,672,500
Philip Morris International Inc.*	295,000	14,189,500

		38,593,683

Total Common Stocks (Cost $135,778,944)		119,644,341

The accompanying notes are an integral part of these financial statements.

                 PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)	Ticker Symbol: VICEX

CALL OPTIONS PURCHASED 0.5%	Contracts	Market Value

Bally Technologies Inc.
Expiration: October 2008, Exercise Price: $30.00	200	$10,000
Boeing Co.
Expiration: November 2008, Exercise Price: $60.00	500	148,750
Philip Morris International Inc.
Expiration: January 2009, Exercise Price: $50.00	1,000	300,000
Expiration: January 2009, Exercise Price: $60.00	1,000	40,000
Spirit Aerosystems Holdings Inc.
Expiration: January 2009, Exercise Price: $20.00	1,125	112,500

Total Call Options Purchased (Premiums received $804,700)		611,250

PUT OPTIONS PURCHASED 0.5%
Boeing Co.
Expiration: November 2008, Exercise Price: $50.00	500	90,000
International Game Technology
Expiration: January 2009, Exercise Price: $20.00	500	207,500
Philip Morris International Inc.
Expiration: January 2009, Exercise Price: $40.00	1,000	95,000
Spirit Aerosystems Holdings Inc.
Expiration: January 2009, Exercise Price: $15.00	1,000	180,000

Total Put Options Purchased (Premiums received $420,500)		572,500

	Principal
	Amount

SHORT-TERM INVESTMENTS 0.0%
Variable Rate Demand Notes 0.0%(1)
American Family Financial Services, 4.943%	$66,573	66,573
Wisconsin Corporate Central Credit Union, 4.990%	40,000	40,000

Total Short term Investments (Cost $106,573)		106,573

Total Investments 98.0% (Cost $137,110,717)		120,934,664
Other Assets in Excess of Liabilities 2.0%		2,426,993

Total Net Assets 100.0%		$123,361,657

(1)	Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed is as of September 30, 2008.
(2)	A portion of the investment is held by the broker as collateral for short sales activity. As of September 30, 2008, the segregated market value of collateral is $16,279,500.
*	Non Income Producing
†	Foreign Issued Security
ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

                 PORTFOLIO OF INVESTMENTS (Continued)

FAS 157 — Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective April 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

		Other
	Investments in	Financial
Description	Securities	Instruments

Level 1 — Quoted prices	$120,828,091	$669,034
Level 2 — Other significant observable inputs	106,573	—
Level 3 — Significant unobservable inputs	—	—
Total	$120,934,664	$669,034

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of these financial statements.

                   SCHEDULE OF SECURITIES SOLD SHORT

September 30, 2008 (Unaudited)

COMMON STOCKS 6.7%	Shares	Market Value

Aerospace & Defense 0.5%
Textron, Inc.	20,000	$585,600
Alcoholic Beverages 2.6%
Brown-Forman Corp.	6,400	459,584
Constellation Brands, Inc. – Class A	89,560	1,921,958
Fortune Brands, Inc.	6,500	372,840
Molson Coors Brewing Co.	9,380	438,515

		3,192,897

Casinos, Gambling & Lotteries 2.0%
Ameristar Casinos, Inc.	24,460	347,088
Bally Technologies Inc.	11,010	333,383
Boyd Gaming Corp.	22,220	207,979
Churchill Downs, Inc.	11,390	557,882
MGM MIRAGE	15,000	427,500
Penn National Gaming, Inc.	10,300	273,671
Pinnacle Entertainment, Inc.	37,040	280,022

		2,427,525

Tobacco 1.6%
Alliance One International, Inc.	67,010	254,638
Reynolds American, Inc.	20,560	999,627
Universal Corp.	9,080	445,737
Vector Group Ltd.	17,988	317,659

		2,017,661

Total Common Stock (Proceeds $8,795,150)		8,223,683

INVESTMENT COMPANIES 1.9%
Consumer Discretionary Select Sector SPDR Fund	47,000	1,311,300
iShares Dow Jones US Aerospace & Defense Index Fund	12,500	638,875
Ultra Russell 2000 ProShares	10,000	441,400

Total Investment Companies (Proceeds $2,623,023)		2,391,575

Total Securities Sold Short 8.6% (Proceeds $11,418,173)		$10,615,258

The accompanying notes are an integral part of these financial statements.

                   SCHEDULE OF OPTIONS WRITTEN

September 30, 2008 (Unaudited)

CALL OPTIONS WRITTEN 0.4%	Contracts	Market Value

Bally Technologies Inc.
Expiration: November, 2008, Exercise Price: $55.00	500	$175,000
Expiration: November, 2008, Exercise Price: $65.00	500	65,000
International Game Technology
Expiration: January, 2009, Exercise Price: $22.50	500	36,250
Philip Morris International Inc.
Expiration: January, 2009, Exercise Price: $55.00	2,000	250,000
Spirit Aerosystems Holdings Inc.
Expiration: January, 2009, Exercise Price: $22.50	250	14,375

Total Call Options Written (Cost $641,996)		540,625

PUT OPTIONS WRITTEN 0.5%
International Game Technology
Expiration: January, 2009, Exercise Price: $17.50	500	128,750
Philip Morris International Inc.
Expiration: January, 2009, Exercise Price: $45.00	1,000	240,000
Spirit Aerosystems Holdings Inc.
Expiration: January, 2009, Exercise Price: $17.50	750	243,750

Total Put Options Written (Cost $377,248)		612,500

Total Options Written 0.9% (Cost $1,019,244)		$1,153,125

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2008 (Unaudited)

Vice
Fund
ASSETS
Investments, at value (cost $137,110,717)	$120,934,664
Cash	48,778
Deposits at broker for securities sold short and options written	14,092,896
Receivable for investments sold	1,417,677
Receivable for capital shares sold	295,953
Income receivable	510,933
Other assets	43,554

TOTAL ASSETS	137,344,455

LIABILITIES
Securities sold short at value (proceeds $11,418,173)	10,615,258
Written options, at value (premium received $1,019,244)	1,153,125
Payable for investments purchased	1,647,886
Payable to Advisor	110,749
Payable for capital shares redeemed	225,849
Payable to affiliates	154,291
Payable for distribution fees	13,937
Payable for dividends on short sales	32,535
Accrued expenses and other liabilities	29,168

TOTAL LIABILITIES	13,982,798

NET ASSETS	$123,361,657

Net assets consist of:
Paid-in capital	$143,431,954
Undistributed net investment income	1,137,137
Accumulated net realized loss	(5,700,415)
Net unrealized appreciation (depreciation) on:
Investments	(16,176,053)
Short positions	802,915
Written options	(133,881)

NET ASSETS	$123,361,657

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	7,438,925

Net asset value, redemption price and offering price per share	$16.58

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Operations
For the Six Months Ended September 30, 2008 (Unaudited)

Vice
Fund

INVESTMENT INCOME
Dividend income(1)	$2,639,331
Interest income	5,590

TOTAL INVESTMENT INCOME	2,644,921

EXPENSES
Advisory fees (Note 3)	751,735
Distribution fees (Note 3)	197,825
Administration fees (Note 3)	100,029
Transfer agent fees and expenses	86,211
Fund accounting fees	34,338
Custody fees	23,118
Audit fees	21,672
Federal and state registration fees	18,979
Reports to shareholders	17,358
Legal fees	16,043
Chief compliance officer fees and expenses (Note 3)	7,972
Trustees’ fees and related expenses	7,474
Other expenses	13,627

TOTAL EXPENSES BEFORE DIVIDENDS ON SHORT POSITIONS AND INTEREST EXPENSE	1,296,381
Dividends on short positions	123,009
Interest expense (Note 6)	7,268

TOTAL EXPENSES	1,426,658
Plus expenses recaptured by Advisor (Note 3)	81,126

NET EXPENSES	1,507,784

NET INVESTMENT INCOME	1,137,137

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(6,600,953)
Short positions	222,702
Written Options	(56,571)
Change in net unrealized appreciation/depreciation on:
Investments	(27,431,992)
Short positions	668,137
Written options	(141,191)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(33,339,868)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(32,202,731)

(1)	Net of $96,965 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2008	Year Ended
	(Unaudited)	March 31, 2008

FROM OPERATIONS
Net investment income	$1,137,137	$174,094
Net realized gain (loss) on:
Investments	(6,600,953)	2,440,068
Short positions	222,702	1,606,619
Written Options	(56,571)	201,549
Change in net unrealized appreciation/depreciation on:
Investments	(27,431,992)	(5,351,657)
Short positions	668,137	48,971
Written options	(141,191)	30,335

Net decrease in net assets from operations	(32,202,731)	(850,021)

FROM DISTRIBUTIONS
Net investment income	(88,247)	(204,893)
Net realized gain on investments	—	(5,809,825)

Net decrease in net assets resulting from distributions paid	(88,247)	(6,014,718)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	18,844,049	126,144,651
Net asset value of shares issued in reinvestment of distributions to shareholders	84,068	5,737,464
Payments for shares redeemed(1)	(43,855,256)	(47,463,011)

Net increase (decrease) in net assets from capital share transactions	(24,927,139)	84,419,104

TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,218,117)	77,554,365
NET ASSETS
Beginning of period	180,579,774	103,025,409

End of period	$123,361,657	$180,579,774

UNDISTRIBUTED NET INVESTMENT INCOME	$1,137,137	—

(1)	Net of redemption fees of $16,686 for the six months ended September 30, 2008, and $78,652 for the year ended March 31, 2008.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Year

	Six Months
	Ended		Year		Year		Year	Year	Year
	September 30,		Ended		Ended		Ended	Ended	Ended
	2008		March 31,		March 31,		March 31,	March 31,	March 31,
	(Unaudited)		2008		2007		2006	2005	2004

Net Asset Value, Beginning of Period	$20.57		$20.37		$18.08		$15.42	$13.34	$8.49

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.03		0.06	(2)	—	—	(0.01)
Net realized and unrealized gain (loss) on investments	(4.15)		0.94		2.48		2.87	2.12	4.86

Total from investment operations	(3.99)		0.97		2.54		2.87	2.12	4.85

Less distributions:
Dividends from net investment income	(0.01)		(0.04)		(0.04)		—	—	(0.01)
From net realized gain on investments	—		(0.74)		(0.21)		(0.24)	(0.06)	—

Total distributions	(0.01)		(0.78)		(0.25)		(0.24)	(0.06)	(0.01)

Paid-in capital from redemption fees (Note 2)	0.01		0.01		—	(3)	0.03	0.02	0.01

Net Asset Value, End of Period	$16.58		$20.57		$20.37		$18.08	$15.42	$13.34

Total Return	(19.35	)%(5)	4.44%		14.10%		18.98%	16.05%	57.34%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$123,362		$180,580		$103,025		$50,531	$31,483	$10,375
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	1.81	%(1)(6)	1.65	%(1)	1.93	%(1)	2.20%	2.67%	3.75%
After waiver and expense reimbursement	1.91	%(1)(6)	1.84	%(1)	1.78	%(1)	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement	1.54	%(4)(6)	0.31	%(4)	0.27	%(4)	(0.46)%	(0.93)%	(2.07)%
After waiver and expense reimbursement	1.44	%(4)(6)	0.12	%(4)	0.42	%(4)	(0.01)%	(0.01)%	(0.07)%
Portfolio turnover rate	14.97%		50.10%		44.44%		67.29%	15.01%	6.58%

(1)	The ratio of expenses to average net assets includes dividends on short positions. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions were 1.65% and 1.75% for the six months ended September 30, 2008, 1.56% and 1.75% for the year ended March 31, 2008 and 1.90% and 1.75% for the year ended March 31, 2007.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	The net investment income ratios include dividends on short positions.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2008

(1)	Organization
The Fund is a separate series of USA MUTUALS (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified open-end management company. The Trust was organized on March 20, 2001 as a Delaware business trust and may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective on August 15, 2002 and commenced operations on August 30, 2002. The Fund is managed by Mutuals Advisors, Inc. (the “Advisor”), formerly known as MUTUALS.com, Inc., which has retained GNI Capital, Inc. (“GNI”) to act as the Fund’s subadvisor.

The Fund’s investment objective is long-term growth of capital.

(2)	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation
Securities are stated at value. Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest bid prices. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Fund’s Advisor. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as determined by the Advisor under the supervision of the Fund’s Board of Trustees. When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Fund has adopted SFAS No. 157 effective April 1, 2008. Management has determined that SFAS No. 157 had no material impact on the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008

(b)	Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision has been provided.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”), on September 29, 2007. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of September 30, 2008, FIN 48 did not result in an impact to the Fund’s financial statements. As of September 30, 2008, open tax years include the tax years ended March 31, 2005 through 2008. The Fund has no examination in progress.

(c)	Recent Accounting Pronouncements
In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

(d)	Distributions to Shareholders
The Fund will distribute any net investment income semi-annually and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008

The tax character of distributions paid during the six months ended September 30, 2008 and the year ended March 31, 2008 were as follows:

	Six Months
	Ended	Year Ended
	September 30, 2008	March 31, 2008

Ordinary income	$88,247	$1,364,403
Long-term capital gains	$—	$4,650,315 (1)

(1)	The Fund designated as a long-term capital dividend, pursuant to the Internal Revenue Code Section 852(b)(3).

As of March 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$172,214,317

Gross tax unrealized appreciation	$21,262,390
Gross tax unrealized depreciation	(10,393,405)

Net tax unrealized appreciation	10,868,985

Undistributed ordinary income	162,409
Undistributed long-term capital gain	1,047,199

Total distributable earnings	1,209,608

Other accumulated gains	142,088

Total accumulated earnings	$12,220,681

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of losses on wash sales and mark-to-market adjustments on Section 1256 contracts.

(e)	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Share Valuation
The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008

which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

(g)	Short Positions
The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. The Fund’s receivable for proceeds on securities sold short is with one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short. As of September 30, 2008, the Fund had 8.6% of its net assets invested in short positions.

(h)	Options
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008

exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which the Fund’s net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.

The number of option contracts written and the premiums received by the Fund during the six months ended September 30, 2008, were as follows:

	Number of	Premium
	Contracts	Received

Options outstanding, beginning of period	(300)	$(66,810)
Option written	(7,500)	(1,146,868)
Option exercised	—	—
Option expired	300	66,810
Option closed	1,500	127,624

Options outstanding, end of period	(6,000)	$(1,019,244)

(i)	Other
Investment transactions are accounted for on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(j)	Reclassifications of Capital Accounts
Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. These reclassifications have no effect on net assets or net asset value per share.

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008

(3)	Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom an officer of the Trust is affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.95% of the Fund’s average daily net assets. For the six months ended September 30, 2008, the Fund incurred $751,735 in advisory fees.

The Advisor has agreed to waive, through July 31, 2018, its management fee and/or reimburse the Fund’s other normal operating expenses (excludes dividends on short positions and interest expense) to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.75% of the Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the six months ended September 30, 2008, $81,126 was recouped by the Advisor.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2009	$110,097
2010	$95,868

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. For the six months ended September 30, 2008, the Fund incurred $100,029 in administration fees.

The Fund paid the Chief Compliance Officer $7,972 for the six months ended September 30, 2008.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended September 30, 2008, the Fund accrued expenses of $197,825 pursuant to the 12b-1 Plan.

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008

(4)	Capital Share Transactions
Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	September 30, 2008	March 31, 2008

Beginning shares	8,780,374	5,058,745
Shares sold	955,651	5,645,020
Shares issued to holders in reinvestment of distributions	4,676	253,236
Shares redeemed	(2,301,775)	(2,176,627)

Net increase (decrease)	(1,341,448)	3,721,629

Ending shares	7,438,925	8,780,374

(5)	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended September 30, 2008, were $23,024,827 and $47,886,030, respectively. There were no purchases or sales of U.S. government securities.

(6)	Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a Loan and Security Agreement for the Fund dated October 1, 2004 for the purpose of purchasing portfolio securities. The interest rate on the outstanding principal amount was the Bank’s Prime Rate (weighted average rate of 5.06% for the six months ended September 30, 2008). During the six months ended September 30, 2008, the Fund had an outstanding average daily balance of $284,136 and the maximum amount outstanding during the period was $2,672,000. Interest expense amounted to $7,268 for the Fund for the six months ended September 30, 2008. At September 30, 2008 there was no loan payable balance for the Fund.

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A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s, sub-advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor, sub-advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has adopted proxy voting policies and procedures that delegate to Mutuals Advisors, Inc., the Fund’s investment advisor (the “Advisor”), the authority to vote proxies. A description of the Vice Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

USA MUTUALS
VICE FUND

Investment Advisor	Mutuals Advisors, Inc. Plaza of the Americas 700 North Pearl Street, Suite 900 Dallas, Texas 75201

Subadvisor	GNI Capital, Inc. 124 Verdae Blvd, Suite 504 Greenville, South Carolina 29607

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a)	The Registrant’s President and Treasurer has concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, based on an evaluation of such disclosure controls and procedures, as of a date within 90 days of the filing of this report.

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(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By	/s/ Eric Lansky Eric Lansky, President and Treasurer

Date December 3, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By	/s/ Eric Lansky Eric Lansky, President and Treasurer

Date December 3, 2008

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